Other Payables and Accrued Liabilities (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Other Payables and Accrued Liabilities [Abstract]
Schedule of Other Payables and Accrued Liabilities
	June 30, 2025 (unaudited)	September 30, 2024
Payroll payable	$244,997	$282,461
Rental payable	107,300	70,354
Professional fees	550,430	574,713
Accrued expenses	231,799	304,894
Total other payables and accrued liabilities	$1,134,526	$1,232,422

	September 30, 2024	September 30, 2023
Payroll payable	$282,461	$-
Rental payable	70,354	15,772
Professional Fees	574,713	324,128
Accrued expenses	304,894	50,357
Total other payables and accrued liabilities	$1,232,422	$390,257